Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property Plant And Equipments [Table Text Block]
Property and equipment, net consisted of the following:

	December 31,	December 31,
	2015	2014
Medical equipment	$1,195,467	$801,463
Office equipment	142,827	150,411
Software	523,571	307,844
Manufacturing equipment	307,851	307,851
Leasehold improvements	32,130	32,130
	2,201,846	1,599,699
Less accumulated depreciation and amortization	(1,086,632)	(674,528)
	$1,115,214	$925,171